1933 Act
                                                                     Rule 497(j)


                                   May 8, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      Phoenix Home Life Variable Universal Life Account
         Phoenix Home Life Mutual Insurance Company
         Registration Nos. 33-6793 and 811-4721

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version B) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on May 1, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.



                              Very truly yours,


                              /s/ Edwin L. Kerr
                              ------------------------------
                              Edwin L. Kerr, Counsel
                              Phoenix Home Life Mutual Insurance Company